Deferred revenue and customer deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred revenue and customer deposits
Deferred revenue	¥ 82,799	$ 11,662	¥ 88,478
Customer deposits	58,719	8,270	50,326
Total deferred revenue and customer deposits - current	¥ 141,518	$ 19,932	138,804
Deferred revenue - non-current			¥ 3,585